ACQUISITION (Schedule of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 26, 2013	Dec. 31, 2012	Dec. 31, 2013 Customer Contracts [Member]	Dec. 31, 2013 Intellectual Property [Member]
Assets acquired
Inventories		$ 343
Other current assets		276
Customer contracts		8,100
Software and other IP		6,210
Goodwill	889	889
Property and equipment, net		28
Total assets acquired		15,846
Liabilities assumed
Other current liabilities		1,320
Total liabilities assumed		1,320
Net assets acquired		$ 14,526
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization period				8 years	10 years